Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Equity

16. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 250,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

There were 5,205,098 shares (4,973,984 Class A Common Stock and 231,114 Class B Common Stock) issued and outstanding at September 30, 2025 and 819,516 shares (588,402 Class A Common Stock and 231,114 Class B Common Stock) issued and outstanding at December 31, 2024.

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of September 30, 2025 and December 31, 2024, one and one shares of preferred stock were outstanding, respectively.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 1,420 Class A common stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Promissory Notes or Yorkville Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Promissory Notes at a purchase price equal to the lower of (i) $5,000 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $1,000 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $1,000 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Promissory Notes, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Promissory Notes agreement.

During the three and nine months ended September 30, 2025, the Company issued Advance Notices to Yorkville pursuant to the SEPA requesting the purchase of shares of the Company’s Class A common stock. The Company elected to issue Advance Notices subject to both the Option 1 Pricing Period (the “Option 1 Advances”) and the Option 2 Pricing Period (the “Option 2 Advances”).

During the nine months ended September 30, 2025 the Company requested the purchase of a total of 1,266,001 shares of the Company’s Class A common stock in connection with the Option 1 Advances, which Yorkville purchased for a total purchase price of approximately $6,814,734. The Company recognized a loss of approximately $340,850 on the sales, which represents the difference between the fair value of the shares issued and the proceeds received from the sales.

During the nine months ended September 30, 2025 the Company requested the purchase of a total of 1,179,000 shares of the Company’s Class A common stock in connection the Option 2 Advances. The issuance of the Advance Notices subject to the Option 2 Pricing Period represents the creation of forward share sales contracts, which were determined to meet the definition of a derivative pursuant to ASC Topic 815, Derivatives and Hedging. As such, upon issuance of the Advance Notices for the Option 2 Advances, the Company recognized derivative liabilities totaling approximately $431,203 in the aggregate, the fair values of which represented the intrinsic value of the requested number of shares of Class A common stock on the Advance Notice dates. The Company recognized a loss of approximately $431,000 during the nine months ended September 30, 2025 representing the change in fair value of the derivative liabilities during the period from the Advance Notice dates and the settlement dates of the Option 2 Advances. Upon settlement of the Option 2 Advances, the Company sold an aggregate of 1,179,000 shares of the Company’s Class A common stock to Yorkville for total proceeds of approximately $10,779,127.

Additionally, during the nine months ended September 30, 2025, the Company settled one Advance Notice subject to the Option 2 Pricing Period issued on December 30, 2024, and accordingly sold 30,489 of the Company’s Class A common stock to Yorkville for proceeds of approximately $48,000.

Shares Issued under ATM Agreement

On August 27, 2025, the Company, entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), to sell its shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), from time to time, in an “at the market offering” program through Wainwright, with certain limitations on the amount of Class A Common Stock that may be offered and sold thereunder. The sales of the Shares made under the ATM Agreement will be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market or on any other existing trading market for the Company’s Class A Common Stock, directly to Wainwright as principal, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or in any other method permitted by law.

During the nine months ended September 30, 2025, the Company issued 406,772 shares under the ATM Agreement for net proceeds of approximately $1,078,710.

Shares Issued to Hudson

On January 3, 2025, the Company issued 15,000 restricted shares of its Common Stock, with a determined fair value of $232,500, partially in exchange for the business advisory services outlined in the consulting agreement with Hudson Global Ventures, LLC, a Nevada limited liability company (“Hudson”). On April 25, 2025, July 1, 2025 and September 3, 2025, the Company issued 40,000, 23,600, and 52,000, respectively, restricted shares of its Class A Common Stock to Hudson, in exchange for certain business advisory services as outlined in a consulting agreement with Hudson, executed on April 1, 2025.

Shares Issued to Verista

On August 26, 2024, the Company issued 3,000 shares of its Common Stock, with a determined fair value of $49,800, in partial settlement of amounts owing to Verista. Refer to Note 15 - Commitments and Contingencies for further detail.

Shares Issued for RSU

During the nine months ended September 30, 2025, holders of 125,427 RSU’s exercised those RSU’s in exchange for 125,427 shares of Class A Common Stock of the Company.

Shares Issued for Vidello Acquisition

As disclosed above, on January 31, 2025, the Company closed a previously announced merger with Vidello. As part of the consideration paid to the Vidello Shareholders, the Company issued 89,820 shares of Class A Common Stock, with a determined fair value of $1,661,677. Refer to Note 4 - Acquisition of Vidello for further detail.

Shares Issued for prefunded warrant exercise

On April 21, 2025, the Company issued 104,882 shares of Class A Common Stock to Alco, resulting from the exercise by Alco of prefunded warrants purchased during September 2024.

Shares Issued for private placement

In May 2025, the Company entered into a private placement agreement with certain investors to sell 31,885 shares of Class A common stock at $6.90 per share and 32,352 prefunded warrants (the “May 2025 Prefunded Warrants”) at $3.40 per warrant. The May 2025 Prefunded Warrants were immediately exercised, resulting in the issuance of 32,352 shares of Class A common stock. The Company collected in aggregate $330,000 of gross proceeds from this private placement.

18. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 250,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

As discussed in Note 4 - Reverse Merger Capitalization with 7GC & Co. Holdings Inc., the Company has retroactively adjusted the shares issued and outstanding prior to December 14, 2023 to give effect to the Exchange Ratio to determine the number of shares of Company Common Stock into which they were converted.

The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

There were 819,516 shares (588,403 Class A Common Stock and 231,113 Class B Common Stock) issued and outstanding at December 31, 2024 and 258,529 shares (27,416 Class A Common Stock and 231,113 Class B Common Stock) issued and outstanding at December 31, 2023.

May 22, 2024 Equity Financing

On May 22, 2024, Banzai entered into a securities purchase agreement with accredited investors, providing for the issuance and sale of 10,456 shares of the Company’s Class A Common Stock (“Common Stock”), pre-funded warrants, exercisable into 17,322 shares of Class A Common Stock (the “Pre-Funded Warrants”), and common warrants exercisable into 27,778 shares of Class A Common Stock (the “Common Warrants”) in a registered direct offering priced at-the-market under Nasdaq rules for a purchase price of $90.00 per share (the “May 2024 Offering”). The Common Warrants have an exercise price of $90.00 per share and the Pre-Funded Warrants have an exercise price of $0.05 per share, are exercisable immediately on the date of issuance (the “Initial Exercise Date”). The Common Warrants expire five years from the Initial Exercise Date while the Pre-Funded Warrants do not expire. The aggregate gross proceeds to the Company from the May 2024 Offering were approximately $2.5 million. The Company incurred approximately $0.6 million of transaction fees which are recognized as a stock issuance cost and reflected as a reduction within additional paid-in capital. The net proceeds to the Company from the Private Placement were approximately $1.9 million. The Company used the net proceeds from the May 2024 Offering for working capital and general corporate purposes. The closing of the sale of these securities occurred on May 28, 2024. The securities were issued pursuant to the Company’s registration statement on Form S-1/A filed with the SEC on May 16, 2024 (File No. 333-278871) and became effective on May 21, 2024. As of December 31, 2024 all Pre-Funded warrants were exercised.

A.G.P./Alliance Global Partners (“AGP”) acted as placement agent for the May 2024 Offering, pursuant to a placement agency agreement, dated May 22, 2024, between the Company and AGP (the “Placement Agency Agreement”). Under the Placement Agency Agreement, AGP received a fee in the form of (a) a cash fee equal to 7.0% of the aggregate purchase price paid by each purchaser of securities that were sold in the May 2024 Offering (the “Cash Fee”); provided, however, that the Cash Fee was reduced by an amount equal to $25,000 to be paid to the Company’s financial advisor, and (b) warrants (the “Placement Agent Warrants”) to purchase Class A Common Stock equal to 6% of the aggregate number of shares of Class A Common Stock sold in the May 2024 Offering at an exercise price per share equal to 110% of the price per share of Class A Common Stock sold in the May 2024 Offering. The Company recognized the Placement Agent Warrants as a stock issuance cost as they are issued for services in connection with an offering.

The Company additionally incurred approximately $409,000 of legal fees associated with the May 2024 Offering which is recognized as a stock issuance cost and reflected as a reduction within additional paid-in capital.

May 22, 2024 Common Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 10,456 shares of the Company’s Class A Common Stock, the Company issued Common Warrants, exercisable into 27,778 shares of Class A Common Stock, which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. The measurement of fair value of the Common Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $90.00, exercise price of $90.00, term of five years, volatility of 87%, risk-free rate of 4.6%, and expected dividend rate of 0%). The relative fair value of these Common Warrants, net of issuance costs, on date of issuance was estimated to be approximately $722,000 and is reflected within additional paid-in capital.

May 22, 2024 Pre-Funded Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 10,456 shares of the Company’s Class A Common Stock, the Company issued Pre-Funded Warrants, exercisable into 17,322  shares of Class A Common Stock, which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. were classified in stockholder’s equity. The measurement of fair value of the Pre-Funded Warrants were determined as the intrinsic value calculated as the Common Stock price on the issuance date minus the exercise price. The relative fair value of these Pre-Funded Warrants, net of issuance costs, on date of issuance was estimated to be approximately $660,000 and is reflected within additional paid-in capital. On May 28, 2024 the Pre-Funded warrants were exercised.

May 22, 2024 Placement Agent Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 10,456 shares of the Company’s Class A Common Stock and Pre-Funded Warrants, the Company issued Placement Agent Warrants, exercisable into 1,667 shares of Class A Common Stock. As the Placement Agent Warrants were issued for services provided in facilitating the May 2024 Offering, the Company recorded the fair value of such Placement Agent Warrants of approximately $100,000 as a cost of capital on the issuance date. The measurement of fair value was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $90.00, exercise price of $90.00, term of five years, volatility of 87%, risk-free rate of 4.6%, and expected dividend rate of 0%).

September 24, 2024 Equity Financing

On September 24, 2024, Banzai entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (“Q3 2024 Pre-Funded Warrants”) to purchase up to 117,647 shares of Common Stock, at an exercise price of $0.01 per share, (ii) Series A warrants (the “Series A Warrants”) to purchase up to 117,647 shares of Common Stock, at an exercise price of $40.00 per share, and (iii) Series B warrants (the “Series B Warrants”) to purchase up to 117,647 shares of Common Stock at an exercise price of $40.00 per share. The Series A Warrants are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance. The Series B Warrants are exercisable immediately upon issuance and have a term of exercise equal to eighteen (18) months from the date of issuance. The combined purchase price per Q3 2024 Pre-Funded Warrant and accompanying Series A Warrants and Series B Warrants was $42.49. The Private Placement closed on September 26, 2024. On September 26, 2024, the securities were issued pursuant to the Company’s registration statement on Form S-1 that was filed with the SEC on October 4, 2024 (File No. 333-282506) and became effective on November 6, 2024. The aggregate gross proceeds to the Company from the Private Placement were approximately $5.0 million. The Company incurred approximately $0.6 million of transaction fees which are recognized as a stock issuance cost and reflected as a reduction within additional paid-in capital. The net proceeds to the Company from the Private Placement were approximately $4.4 million.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of September 12, 2024, as amended, between the Company and Wainwright (the “Engagement Letter”). Pursuant to the Engagement Letter, the Company shall not sell equity securities without prior consent from Wainwright. The Company paid Wainwright (i) a total cash fee equal to 7.5% of the aggregate gross proceeds of the Private Placement (inclusive of the gross proceeds to be received from the exercise of any Warrants), (ii) a management fee of 1.0% of the aggregate gross proceeds of the Private Placement (inclusive of the gross proceeds to be received from the exercise of any Q3 2024 Pre-Funded Warrants, Series A Warrants, or Series B Warrants), and (iii) a non-accountable expense allowance of $50,000. In addition, the Company issued to Wainwright or its designees warrants (the “Q3 2024 Placement Agent Warrants”) to purchase up to an aggregate of 8,825 shares of Common Stock at an exercise price equal to $53.13 per share and, if any Q3 2024 Pre-Funded Warrants, Series A Warrants, or Series B Warrants are exercised for cash will be obligated to issue to Wainwright additional Q3 2024 Placement Agent Warrants equal to 7.5% of the total Q3 2024 Pre-Funded Warrants, Series A Warrants, or Series B Warrants exercised, if any. The Q3 2024 Placement Agent Warrants have substantially the same terms as the Q3 2024 Pre-Funded Warrants, Series A Warrants, and Series B Warrants, are exercisable immediately upon issuance and have a term of exercise equal to five (5) years from the date of issuance. The Company recognized the Q3 2024 Placement Agent Warrants as a stock issuance cost as they are issued for services in connection with an offering.

On December 10, 2024, the Company entered into the OpenReel Merger Agreement. Since the OpenReel Merger Agreement requires the Company to issues shares to the OpenReel Stockholders and file a registration statement to register those shares, the Investor agreed to waive the Protective Provisions mentioned above (the “Waiver”). In consideration of the Waiver, the Company agreed to reduce the exercise price of the Series A and Series B Warrants from $40.00 to $25.00 per share.

September 26, 2024 Series A Warrants and Series B Warrants

As discussed above, on September 26, 2024, the Company issued a total of 235,294 Series A and B Warrants which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. The measurement of fair value of the Series A and B Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $60.80, exercise price of $40.00, term of 5 years for the Series A Warrants and 1.5 years for the Series B Warrants, volatility of 90% for the Series A Warrants and 132% for the Series B Warrants, risk-free rate of 3.6% for the Series A Warrants and 3.8% for the Series B Warrants, and expected dividend rate of 0.0%). The relative fair value of these Series A and Series B Warrants, net of issuance costs, on date of issuance was estimated to be approximately $2,372,000 and is reflected within additional paid-in capital.

September 26, 2024 Pre-Funded Warrants

As discussed above, on September 26, 2024, the Company issued 117,647 Q3 2024 Pre-Funded Warrants which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. were classified in stockholder’s equity. The measurement of fair value of the Q3 2024 Pre-Funded Warrants were determined as the intrinsic value calculated as the common stock price on the issuance date minus the exercise price. The relative fair value of these Pre-Funded Warrants, net of issuance costs, on date of issuance was estimated to be approximately $1,638,000 and is reflected within additional paid-in capital. On November 7, 2024 the Pre-Funded warrants were exercised.

September 26, 2024 Placement Agent Warrants

As discussed above, on September 26, 2024, the Company issued 8,825 Q3 2024 Placement Agent Warrants. As the Q3 2024 Placement Agent Warrants were issued for services provided in facilitating the Private Placement, the Company recorded the fair value of such Q3 2024 Placement Agent Warrants of approximately $393,000 as a cost of capital on the issuance date. The measurement of fair value was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $60.80, exercise price of $53.13, term of 5 years, volatility of 90%, risk-free rate of 3.6%, and expected dividend rate of 0.0%).

September 2024 Alco Promissory Note Conversion and Settlement

As discussed per Note 11 - Debt, on September 19, 2024, the Company issued 28,242 shares of Class A Common Stock, Warrants to purchase up to 133,134 shares of Class A Common Stock and Pre-Funded Warrants to purchase up to 104,892 shares of Class A Common Stock (collectively, the “Alco Securities”) to Alco, in full settlement of all amounts outstanding to Alco. The grant date fair value of the Class A Common Stock, Warrants to purchase up shares of Class A Common Stock and Pre-Funded Warrants to purchase shares of Class A Common Stock, were determined to be $1,098,614, $3,687,812, and $4,080,194, respectively. The measurement of fair value of the Class A Common Stock Warrants was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $38.90 - Determined as the negotiated share price calculated using a 5 day average price preceding September 20, 2024, exercise price of $40.20, term of 5 years, volatility of 87%, risk-free rate of 3.5%, and expected dividend rate of 0.0%).

September 2024 CP BF Conversion and Settlement

As discussed per Note 11 - Debt, on September 23, 2024, the Company issued 26,085 shares of Class A Common Stock, Warrants to purchase up to 56,555 shares of Class A Common Stock and Pre-Funded Warrants to purchase up to 30,470 shares of Class A Common Stock to CP BF, in settlement of $2,000,000 of the outstanding debt. The grant date fair value of the Class A Common Stock, CP BF Warrant and CP BF Pre-Funded Warrant to purchase shares of Class A Common Stock, were determined to be $1,014,703, $1,185,268, and $1,577,893, respectively. The measurement of fair value of the Class A Common Stock Warrants was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $38.90, exercise price of $38.90, term of 5 years, volatility of 87%, risk-free rate of 3.5%, and expected dividend rate of 0.0%). The measurement of fair value of the CP BF Pre-Funded Warrants were determined as the intrinsic value calculated as the common stock VWAP used in negotiations on the issuance date minus the exercise price. On October 15, 2024 the Pre-Funded warrants were exercised.

OpenReel Acquisition Pre-Funded Warrants

As discussed above in Note 5 - Acquisition of OpenReel, on December 18, 2024, the Company issued 1,176,950 Pre-Funded Warrants and 1 share of Series FE Preferred Stock, which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815. As such these were classified in stockholder’s equity.

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of December 31, 2024 and 2023, one and no shares of preferred stock were outstanding, respectively.

Series FE Preferred Stock

In connection with and as a condition to closing under the Merger Agreement (see Note 5 - Acquisition of OpenReel), on the Closing Date, the Company issued one (1) share of series FE preferred stock, par value $0.0001 per share (the “Series FE Preferred Stock”), to one of the OpenReel Stockholders, FE IV OR Aggregator, LLC. The Series FE Preferred Stock has a two (2) year term and from the issue date to the second anniversary of the issue date, the holder is granted the right upon a subsequent financing resulting in the issuance of new securities by the Company, to participate on a pro-rata basis in such subsequent financing up to the holder’s fully-diluted ownership percentage of the Company. Upon the two-year anniversary of the issue date of the Series FE Preferred Stock, the Series FE Preferred Stock will automatically be canceled and return to the status of authorized but unissued. The Series FE Preferred Stock does not participate in dividends of the Company, is not convertible into any other class of equity securities of the Company, has no voting rights with the Common Stock or other equity securities of the Company, and is not redeemable.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings. The SEPA Option was determined to have a fair value of $0 on the date of issuance as well as at December 31, 2024 and 2023.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 1,420 Class A common stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Promissory Notes, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Promissory Notes at a purchase price equal to the lower of (i) $500.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $100.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $100.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Promissory Notes, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Promissory Notes agreement.

There were two Advance Notices issued pursuant to the SEPA during the period ended December 31, 2024 or as of the date that these financial statements were issued, apart from the Premium Advance which was issued pursuant to the terms of the Amended Debt Agreement (see Note 14 - Debt).

On December 18, 2024, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 63,000 shares of the Company’s Class A Common Stock. The Advance Notice was, at the Company’s election, subject to the Option 2 Pricing Period provisions of the SEPA, and was settled on December 23, 2024. Upon the settlement on December 23, 2024, Yorkville purchased 55,000 shares of the Company’s Class A Common Stock at $16.10 per share for a total purchase price of approximately $881,000. The closing price of the Company’s stock on the December 23, 2024 settlement date was $16.80 per share.

On December 30, 2024, the Company issued an Advance Notice to Yorkville pursuant to the SEPA in which the Company requested the purchase of 65,000 shares of the Company’s Class A Common Stock. The Advance Notice was, at the Company’s election, subject to the Option 2 Pricing Period provisions of the SEPA, and was accordingly not settled until January 3, 2025. Upon issuance of the Advance Notice, the Company became obligated to sell up to the requested number of shares, and thus had an outstanding obligation to sell up to 65,000 shares of Class A Common Stock as of December 31, 2024. Refer to Note 22 for further information.